Inventories, Net - Schedule of Inventories, Net (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
Schedule of Inventories, Net [Abstract]
Raw materials	$ 426,094	$ 3,341,427	$ 3,772,944
Work-in-progress	904,279	7,091,357	3,749,895
Finished goods	339,295	2,660,751	5,326,310
Inventories, net	$ 1,669,668	$ 13,093,535	$ 12,849,149